FIXED ASSETS	12 Months Ended
Dec. 31, 2019
FIXED ASSETS
FIXED ASSETS

NOTE 9 - FIXED ASSETS:

The composition of assets and accumulated depreciation are grouped by major classifications:

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2019	2018	2019	2018	2019	2018
	U.S. dollars in thousands
Office furniture and equipment (including computers)	534	372	324	235	210	137
Leasehold improvements	138	132	120	106	18	26
	672	504	444	341	228	163